Other Related Party Transactions - International Joint Ventures and Strategic Partnerships (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Apr. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Revenue from related parties			$ 142,833	$ 169,783	$ 179,651
Affiliated Entity | ChinaCo
Related Party Transaction [Line Items]
Transition services fees	$ 1,800
Transition services reimbursement	$ 600
Annual management fee percent			4.00%
Information technology services		$ 1,300
Lease guarantees			$ 3,500
Lease guaranty fee			100
Revenue from related parties			$ 1,600	$ 2,600	$ 0